Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands	Capital	Equity Valuation Adjustments: Deemed Cost	Equity Valuation Adjustments: Other Comprehensive Income	Profit Reserves: Legal Reserve	Profit Reserves: Profit Retention Reserve	Profit Reserves: Accumulated Profit	Shareholders' Equity	Attributable to Non-Controlling Interests	Total
Balance, beginning at Dec. 31, 2015	R$ 6,910,000	R$ 1,046,663	R$ 130,709	R$ 744,784	R$ 5,330,383	R$ 0	R$ 14,162,539	R$ 317,953	R$ 14,480,492
Net income (loss)						895,772	895,772	(21,300)	874,472
Other comprehensive income: Gain on financial assets, net of taxes			2,383				2,383	0	2,383
Other comprehensive income: actuarial gain (losses), net of taxes			(59,649)				(59,649)	65	(59,584)
Realization - gain on financial assets, net of taxes									0
Total comprehensive income			(57,266)			895,772	838,506	(21,235)	817,271
Realization - deemed cost, net of taxes		(101,707)				101,707	0	0	0
Realization - actuarial gain			(19,933)		19,933		0	0	0
Deliberation of additional dividends proposed							0	(23,072)	(23,072)
Distribution of dividends with retained earnings							0	(9,342)	(9,342)
Capital increase	1,000,000				(1,000,000)		0	0	0
Allocation proposed to GSM: Legal reserve				47,932		(47,932)	0	0	0
Allocation proposed to GSM: Interest on own capital						(282,947)	(282,947)	0	(282,947)
Allocation proposed to GSM: Dividends							0	(4,260)	(4,260)
Allocation proposed to GSM: Profit retention reserve					666,600	(666,600)	0	0	0
Balance, ending at Dec. 31, 2016	7,910,000	944,956	53,510	792,716	5,016,916	0	14,718,098	260,044	14,978,142
Net income (loss)						1,033,626	1,033,626	84,629	1,118,255
Other comprehensive income: Gain on financial assets, net of taxes			17,250				17,250	0	17,250
Other comprehensive income: actuarial gain (losses), net of taxes			(29,556)				(29,556)	(123)	(29,679)
Realization - gain on financial assets, net of taxes			(18,909)				(18,909)	0	(18,909)
Total comprehensive income			(31,215)			1,033,626	1,002,411	84,506	1,086,917
Realization - deemed cost, net of taxes		(71,650)				71,650	0	0	0
Deliberation of additional dividends proposed							0	(11,053)	(11,053)
Approval of additional dividends in accordance with the 62nd Annual General Meeting					(223,266)		(223,266)	0	(223,266)
Allocation proposed to GSM: Legal reserve				51,682		(51,682)	0	0	0
Allocation proposed to GSM: Interest on own capital						(266,000)	(266,000)	0	(266,000)
Allocation proposed to GSM: Dividends						(23,401)	(23,401)	(30,836)	(54,237)
Allocation proposed to GSM: Profit retention reserve					764,193	(764,193)	0	0	0
Balance, ending at Dec. 31, 2017	7,910,000	873,306	22,295	844,398	5,557,843	0	15,207,842	302,661	15,510,503
Adjustments arising from the adoption of IFRS15 and IFRS9			(4,391)			(160,533)	(164,924)		(164,924)
Transfers to profit retention reserve					(160,533)	160,533			0
Balance as of January 1, 2018	7,910,000	873,306	17,904	844,398	5,397,310	0	15,042,918	302,661	15,345,579
Net income (loss)						1,407,063	1,407,063	36,941	1,444,004
Other comprehensive income: actuarial gain (losses), net of taxes			(38,514)				(38,514)	154	(38,360)
Realization - gain on financial assets, net of taxes									0
Total comprehensive income			(38,514)			1,407,063	1,368,549	37,095	1,405,644
Realization - deemed cost, net of taxes		(67,086)				67,086
Allocation proposed to GSM: Legal reserve				70,353		(70,353)
Allocation proposed to GSM: Interest on own capital						(280,000)	(280,000)		(280,000)
Allocation proposed to GSM: Dividends						(98,542)	(98,542)	(36,467)	(135,009)
Allocation proposed to GSM: Profit retention reserve					1,025,254	(1,025,254)
Balance, ending at Dec. 31, 2018	R$ 7,910,000	R$ 806,220	R$ (20,610)	R$ 914,751	R$ 6,422,564	R$ 0	R$ 16,032,925	R$ 303,289	R$ 16,336,214